UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: WCMA Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, WCMA Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2010

Date of reporting period: 12/31/2009

Item 1 – Schedule of Investments

WCMA Money Fund

Schedule of Investments December 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Mutual Fund	Value

Master Money LLC	$7,080,138,893

Total Investments (Cost - $7,080,138,893) - 100.0%	7,080,138,893
Liabilities in Excess of Other Assets - (0.0)%	(1,458,242)

Net Assets - 100.0%	$7,078,680,651

BlackRock WCMA Money Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Money LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of December 31, 2009, the value of the investment and the percentage owned by the Fund of the Master LLC was $7,080,138,893 and 43.7%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of December 31, 2009, the Fund’s investment in the Master LLC was classified as Level 2.

Schedule of Investments December 31, 2009 (Unaudited)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit - Euro	Par (000)	Value

Credit Industriel et Commercial, London, 0.38%, 2/26/10	$155,000	$155,002,452
Credit Industriel et Commercial, London, 0.40%, 3/18/10	275,000	275,002,938

Total Certificates of Deposit - Euro - 2.6%		430,005,390

Certificates of Deposit - Yankee (a)

Abbey National Treasury Services Plc, 0.25%, 11/17/10 (b)	130,000	130,000,000
Abbey National Treasury Services Plc, NY, 0.53%, 7/20/10 (b)	132,580	132,580,000
BNP Paribas SA, NY, 0.45%, 1/13/10	195,000	194,999,998
BNP Paribas SA, NY, 0.42%, 2/03/10	100,000	100,000,000
BNP Paribas SA, NY, 0.23%, 3/15/10	175,000	175,000,000
Banco Bilbao Vizcaya Argentaria SA, NY, 0.22%, 2/17/10	68,300	68,300,455
Banco Bilbao Vizcaya Argentaria SA, NY, 0.26%, 3/17/10	142,000	142,001,498
Banco Bilbao Vizcaya Argentaria SA, NY, 0.32%, 12/13/10 (b)	55,700	55,700,000

Certificates of Deposit - Yankee (a) (continued)	Par (000)	Value

Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.26%, 1/14/10	$210,100	$210,100,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY, 0.23%, 3/22/10	101,440	101,440,000
Barclays Bank Plc, NY, 0.65%, 2/26/10	300,000	300,000,000
Barclays Bank Plc, NY, 0.58%, 3/15/10	65,000	65,000,000
Barclays Bank Plc, NY, 0.50%, 4/13/10	175,000	175,000,000
Barclays Bank Plc, NY, 0.50%, 4/20/10	26,000	26,000,000
Barclays Bank Plc, NY, 0.43%, 5/12/10	125,000	125,000,000
Dexia Credit Local, NY, Guaranteed, 0.53%, 1/19/10 (b)	238,500	238,500,000
Fortis Bank SA/NV, NY, 0.33%, 1/22/10	150,000	150,000,000
Fortis Bank SA/NV, NY, 0.29%, 2/16/10	182,000	182,000,000
Intesa Sanpaolo SpA, NY, 0.49%, 1/11/10	150,000	150,000,000
KBC Bank NV, NY, 0.51%, 1/27/10	116,000	116,000,000
KBC Bank NV, NY, 0.33%, 2/25/10	60,000	60,000,000
Lloyd’s TSB Bank Plc, NY, 0.21%, 1/19/10	80,900	80,900,000
Lloyd’s TSB Bank Plc, NY, 0.21%, 3/11/10	125,000	125,000,000
Rabobank Nederland NV, NY, 0.40%, 2/05/10	100,000	100,000,000

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ACES	Adjustable Convertible Extendible Securities
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
HFA	Housing Finance Agency
RB	Revenue Bonds
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Notes

Master Money LLC	December 31, 2009	1

Schedule of Investments (continued)	Master Money LLC
(Percentages shown are based on Net Assets)

Certificates of Deposit Yankee (a) (concluded)	Par (000)	Value

Royal Bank of Scotland Plc, CT, 0.30%, 1/15/10	$220,000	$220,000,000
Royal Bank of Scotland Plc, CT, 0.28%, 1/19/10	182,000	182,000,000
Royal Bank of Scotland Plc, CT, 0.51%, 5/20/10 (b)	170,000	170,000,000
Societe Generale, NY, 0.53%, 1/07/10	152,000	152,000,000
Societe Generale, NY, 0.24%, 2/10/10	75,000	75,000,000
Societe Generale, NY, 0.23%, 2/12/10	200,000	200,000,000
Societe Generale, NY, 0.26%, 6/07/10 (b)	125,000	125,000,000
Sumitomo Mitsui Banking Corp., 0.18%, 1/12/10	50,000	50,000,000
Svenska Handelsbanken, NY, 0.23%, 2/10/10	142,000	142,001,616
Toronto-Dominion Bank, NY, 0.23%, 11/05/10 (b)	124,000	124,000,000
UBS AG, Stamford, 0.27%, 2/16/10	310,000	310,000,000
UniCredit SPA, NY, 0.45%, 1/29/10	110,000	110,000,000
Westpac Banking Corp., NY, 0.28%, 10/19/10 (b)	84,085	84,085,000
Westpac Banking Corp., NY, 0.29%, 1/21/10 (b)	106,115	106,115,000

Total Certificates of Deposit - Yankee - 32.5%		5,253,723,567

Commercial Paper

ANZ National International Ltd., London, 0.32%, 1/25/10 (c)	75,200	75,183,289
ANZ National International Ltd., London, 0.33%, 2/01/10 (c)	64,500	64,481,080
Antalis U.S. Funding Corp., 0.27%, 1/12/10 (c)	10,000	9,999,100
Antalis U.S. Funding Corp., 0.22%, 1/13/10 (c)	53,103	53,098,781

Commercial Paper (continued)	Par (000)	Value

Antalis U.S. Funding Corp., 0.22%, 1/15/10 (c)	$31,000	$30,997,158
Antalis U.S. Funding Corp., 0.27%, 1/25/10 (c)	108,000	107,979,750
Antalis U.S. Funding Corp., 0.24%, 2/12/10 (c)	10,000	9,997,133
Atlantis One Funding Corp., 0.23%, 2/05/10 (c)	125,000	124,971,250
Atlantis One Funding Corp., 0.22%, 2/08/10 (c)	100,000	99,976,167
Atlantis One Funding Corp., 0.26%, 2/19/10 (c)	162,500	162,441,319
BPCE SA, 0.27%, 1/11/10 (c)	47,000	46,996,123
BPCE SA, 0.27%, 1/20/10 (c)	95,000	94,985,750
Banco Bilbao Vizcaya Argentaria SA, London, 0.35%, 4/30/10 (c)	155,000	154,819,167
Bank of New Zealand, 0.22%, 3/05/10 (c)	72,500	72,471,644
Bank of New Zealand, 0.22%, 3/15/10 (c)	138,200	138,137,503
Barton Capital Corp., 0.23%, 1/14/10 (c)	2,275	2,274,797
Barton Capital Corp., 0.26%, 2/04/10 (c)	84,200	84,178,716
Barton Capital Corp., 0.24%, 2/08/10 (c)	48,296	48,283,443
CBA (Delaware) Finance Inc., 0.30%, 4/28/10 (c)	153,120	152,971,941
Cancara Asset Securitization LLC, 0.27%, 2/08/10 (c)	67,500	67,480,256
Cancara Asset Securitization LLC, 0.26% - 0.27%, 2/16/10 (c)	175,000	174,939,553
Cancara Asset Securitization LLC, 0.26%, 2/22/10 (c)	150,000	149,942,583
Chariot Funding LLC, 0.22%, 1/05/10 (c)	74,000	73,997,739
Ciesco, LLC, 0.17%, 2/10/10 (c)	1,100	1,099,787
Clipper Receivables Co., LLC, 0.22%, 1/11/10 (c)	175,000	174,988,236
Clipper Receivables Co., LLC, 0.28%, 1/21/10 (c)	100,000	99,983,667

2	Master Money LLC	December 31, 2009

Schedule of Investments (continued)	Master Money LLC
(Percentages Shown are based on Net Assets)

Commercial Paper (continued)	Par (000)	Value

DANSKE Corp., 0.24%, 1/04/10 (c)	$150,000	$149,996,083
DANSKE Corp., 0.40%, 1/29/10 (c)	200,000	199,935,555
Dexia Delaware LLC 0.30%, 1/14/10 (c)	180,000	179,994,000
DnB NOR Bank ASA, 0.33%, 3/24/10 (c)	100,000	99,923,917
Erasmus Capital Corp., 0.30%, 1/05/10 (c)	84,000	83,996,500
Erasmus Capital Corp., 0.30%, 1/06/10 (c)	10,000	9,999,500
Erasmus Capital Corp., 0.29%, 1/08/10 (c)	31,848	31,845,948
Galleon Capital LLC, 0.25%, 2/16/10 (c)	125,000	124,959,201
Gotham Funding Corp., 0.20%, 1/20/10 (c)	50,000	49,994,445
Gotham Funding Corp., 0.21%, 2/02/10 (c)	46,491	46,482,050
Govco LLC, 0.19% - 0.20%, 3/19/10 (c)	52,417	52,394,913
Govco LLC, 0.20%, 3/29/10 (c)	43,017	42,995,970
Illinois Tool Works Inc., 0.01%, 1/04/10 (c)	6,000	5,999,993
Manhattan Asset Funding Co., LLC, 0.22%, 2/17/10 (c)	1,694	1,693,503
Metropolitan Atlanta Rapid Transit Authority, TECP, 0.35%, 2/03/10 (b)	64,700	64,700,000
Mont Blanc Capital Corp., 0.21%, 3/08/10 (c)	6,798	6,795,343
Nieuw Amsterdam Receivables Corp., 0.27%, 1/15/10 (c)	85,000	84,990,438
Nieuw Amsterdam Receivables Corp., 0.27%, 1/21/10 (c)	85,000	84,986,613
Nieuw Amsterdam Receivables Corp., 0.27%, 1/22/10 (c)	30,000	29,995,050
Nieuw Amsterdam Receivables Corp., 0.24%, 1/28/10 (c)	75,000	74,986,000

Commercial Paper (continued)	Par (000)	Value

Nieuw Amsterdam Receivables Corp., 0.22%, 2/11/10 (c)	$75,000	$74,980,750
Nordea Bank North America Inc., DE, 0.23%, 1/25/10 (c)	110,800	110,782,303
Rabobank USA Financial Corp., 0.38%, 1/14/10 (c)	30,722	30,717,460
Romulus Funding Corp., 0.35% - 0.36%, 1/08/10 (c)	50,000	49,996,067
Romulus Funding Corp., 0.33%, 1/21/10 (c)	47,250	47,240,904
Scaldis Capital LLC, 0.29%, 1/05/10 (c)	97,000	96,996,093
Scaldis Capital LLC, 0.29%, 1/15/10 (c)	46,000	45,994,442
Scaldis Capital LLC, 0.28%, 2/16/10 (c)	90,000	89,967,100
Scaldis Capital LLC, 0.30%, 2/17/10 (c)	133,000	132,946,800
Scaldis Capital LLC, 0.28%, 2/23/10 (c)	50,000	49,979,000
Sheffield Receivables Corp., 0.20%, 2/19/10 (c)	85,000	84,976,389
Societe Generale North America Inc., 0.41%, 1/19/10 (c)	160,000	159,965,378
Societe Generale North America Inc., 0.46%, 2/03/10 (c)	100,000	99,956,556
Solitaire Funding LLC, 0.25%, 1/25/10 (c)	150,000	149,973,958
Solitaire Funding LLC, 0.30%, 2/12/10 (c)	95,000	94,965,958
Thames Asset Global Securitization No. 1, Inc., 0.24%, 2/08/10 (c)	30,000	29,992,200
Thames Asset Global Securitization No. 1, Inc., 0.20%, 3/08/10 (c)	8,779	8,775,732
Unicredit Delaware, Inc., 0.23%, 1/20/10 (c)	237,000	236,969,717
UniCredit SPA, 0.24%, 1/04/10 (c)	25,000	24,999,333
UniCredit SPA, 0.31%, 1/19/10 (c)	30,000	29,995,092

Master Money LLC	December 31, 2009	3

Master Money LLC
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Commercial Paper (concluded)	Par (000)	Value

UniCredit SPA, 0.21%, 1/27/10 (c)	$14,000	$13,997,795
UniCredit SPA, 0.21%, 2/24/10 (c)	11,100	11,096,439
UniCredit SPA, 0.30%, 2/26/10 (c)	200,000	199,905,000
Victory Receivables Corp., 0.20%, 1/26/10 (c)	100,000	99,985,556
Westpac Trust Securities NZ Ltd., 0.36% 11/05/10 (b)	147,100	147,100,000

Total Commercial Paper - 36.0%		5,825,596,975

Corporate Notes (b)

Commonwealth Bank of Australia, 0.30%, 11/22/10 (d)	95,000	95,000,000
HSBC Bank Middle East Ltd., 0.48%, 4/22/10	78,000	78,000,000
KBC Bank NV, 0.90%, 2/01/10	109,255	109,255,000
Rabobank Nederland NV, 0.28%, 4/07/10 (d)	213,400	213,400,000

Total Corporate Notes - 3.1%		495,655,000

Municipal Bonds (e)

Allegheny County Hospital Development Authority, RB, VRDN, ACES, Presbyterian University Hospital, Series B1, 0.19%, 1/07/10	12,100	12,100,000
California HFA, RB, VRDN, Home Mortgage, Series B, AMT, 1.80%, 1/07/10	46,220	46,220,000
California HFA, RB, VRDN, Home Mortgage, Series F, AMT, 0.77%, 1/07/10	45,865	45,865,000

Municipal Bonds (e) (continued)	Par (000)	Value

California State Department of Water Resources, RB, VRDN, Series C-9, 0.20%, 1/07/10	$33,100	$33,100,000
City of Houston Texas, Refunding RB, VRDN, Taxable, First Series D-1 (AGM), 0.38%, 1/07/10	38,000	38,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series A, 0.20%, 1/07/10	40,000	40,000,000
City of Philadelphia Pennsylvania, GO, Refunding, VRDN, Multi-Modal, Series B, 0.20%, 1/07/10	40,000	40,000,000
County of Hennepin Minnesota, GO, Refunding, VRDN, Series A, 0.17%, 1/07/10	11,020	11,020,000
County of Shelby Tennessee, GO, VRDN, Public Improvement, School, Series B, 0.30%, 1/07/10	20,000	20,000,000
Hawaii State Department of Budget & Finance, Refunding RB, VRDN, Queens Health System, Series A, 0.30%, 1/07/10	18,710	18,710,000
Los Angeles Community Redevelopment Agency California, Refunding RB, VRDN, Promenade Towers Project (FHLMC), 0.18%, 1/07/10	34,300	34,300,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, General Transportation System, 0.27%, 1/07/10	10,000	10,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN, Series D-2 (AGM), 0.25%, 1/07/10	64,200	64,200,000

4	Master Money LLC	December 31, 2009

Master Money LLC
Schedule of Investments (continued)	(Percentages Shown are based on Net Assets)

Municipal Bonds (e) (concluded)	Par (000)	Value

Metropolitan Water District of Southern California, Refunding RB, VRDN, Series C, 0.26%, 1/07/10	$14,635	$14,635,000
New York City Housing Development Corp., RB, VRDN, West 89th Street Development, Series A, AMT, 0.20%, 1/07/10	35,600	35,600,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A, 0.20%, 1/07/10	18,850	18,850,000
New York State HFA, RB, VRDN, Biltmore Tower Housing, Series A, AMT (FNMA), 0.20%, 1/07/10	65,000	65,000,000
Pennsylvania Economic Development Financing Authority, Refunding RB, VRDN, Sunoco Inc. Project, Series B, 0.17%, 1/07/10	36,800	36,800,000
Pennsylvania HFA, RB, VRDN, Series 95-C, AMT, 0.27%, 1/07/10	31,180	31,180,000
Triborough Bridge & Tunnel Authority, RB, VRDN, General, Series B, 0.24%, 1/07/10	106,570	106,570,000
Triborough Bridge & Tunnel Authority, Refunding RB, VRDN, General, Series F, 0.17%, 1/07/10	45,350	45,350,000

Total Municipal Bonds - 4.7%		767,500,000

U.S. Government Sponsored Agency Obligations (b)

Fannie Mae Variable Rate Notes, 0.23%, 8/05/10	115,805	115,779,918
Federal Home Loan Bank Variable Rate Notes, 0.67%, 2/05/10	118,955	118,955,000

U.S. Government Sponsored Agency Obligations (b) (concluded)	Par (000)	Value

Federal Home Loan Bank Variable Rate Notes, 0.76%, 2/26/10	$125,060	$125,060,000
Federal Home Loan Bank Variable Rate Notes, 0.13%, 7/09/10	215,550	215,527,475
Federal Home Loan Bank Variable Rate Notes, 0.23%, 10/08/10	137,000	136,968,247
Freddie Mac Variable Rate Notes, 0.18%, 7/14/10	130,000	129,975,752
Freddie Mac Variable Rate Notes, 0.24%, 8/24/10	98,650	98,652,744
Freddie Mac Variable Rate Notes, 0.24%, 9/03/10	213,610	213,581,151
Freddie Mac Variable Rate Notes, 0.30%, 2/14/11	475,170	475,085,733
Freddie Mac Variable Rate Notes, 0.16%, 5/05/11	290,000	289,882,494

Total U.S. Government Sponsored Agency Obligations - 11.9%		1,919,468,515

U.S. Treasury Obligations (c)

U.S. Treasury Bills, 0.14%, 2/18/10	175,000	174,967,844
U.S. Treasury Bills, 0.15%, 2/25/10	170,000	169,961,391
U.S. Treasury Bills, 0.15%, 5/20/10	225,000	224,866,562
U.S. Treasury Bills, 0.41%, 6/10/10	175,000	174,682,249
U.S. Treasury Bills, 0.55%, 7/01/10	182,000	181,498,539
U.S. Treasury Bills, 0.39%, 7/15/10	353,300	352,559,444
U.S. Treasury Bills, 0.47%, 7/29/10	39,001	38,893,873

Master Money LLC	December 31, 2009	5

Master Money LLC
Schedule of Investments (concluded)	(Percentages shown are based on Net Assets)

U.S. Treasury Obligations (c) (concluded)	Par (000)	Value

U.S. Treasury Bills, 0.32%, 8/26/10	$84,300	$84,124,445

Total U.S. Treasury Obligations - 8.7%		1,401,554,348

Repurchase Agreements

Deutsche Bank Securities, Inc., 0.01%, 1/04/10 (Purchased on 12/31/09 to be repurchased at $15,000,012, collateralized by First Federal Community Bank, 4.50% due 10/17/12 par and fair value of $14,128,000, 15,300,624, respectively)	15,000	15,000,000
UBS Securities LLC, 0.00%, 1/04/10 (Purchased on 12/31/09 to be repurchased at $25,276,000, collateralized by Federal Home Loan Bank, 2.00% due 11/07/14 par and fair value of $25,800,000, 25,784,005, respectively)	25,276	25,276,000

Total Repurchase Agreements - 0.2%		40,276,000

Total Investments (Cost - $16,133,779,795*) – 99.7%		16,133,779,795
Other Assets Less Liabilities – 0.3%		54,558,260

Net Assets – 100.0%		$16,188,338,055

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown reflect the discount rates or ranges of discount rates paid at time of purchase.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, repayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of December 31, 2009 in determining the fair valuation of the Master LLC’s investments:

Investments in
Valuation Inputs	Securities

Assets

Level 1	—
Level 2	$16,133,779,795
Level 3	—

Total	$16,133,779,795

[1]	See above Schedule of Investments for values in each security type.

6	Master Money LLC	December 31, 2009

Item 2 –	Controls and Procedures

2(a) –

The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants' internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WCMA Money Fund and Master Money LLC

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
WCMA Money Fund and Master Money LLC

Date: February 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
WCMA Money Fund and Master Money LLC

Date: February 23, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
WCMA Money Fund and Master Money LLC

Date: February 23, 2010